Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000005553 | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005553 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005553 | California
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000005553 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005553 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005553 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005553 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005553 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005553 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005553 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000005553 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000005553 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005553 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005553 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005553 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005553 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005553 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005553 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005553 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005553 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000117204 | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000117204 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000117204 | California
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000117204 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000117204 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117204 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117204 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117204 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000117204 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117204 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000117204 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000117204 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000117204 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000117204 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117204 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000117204 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000117204 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117204 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000117204 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117204 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000211686 | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000211686 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000211686 | California
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000211686 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000211686 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000211686 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000211686 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211686 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211686 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211686 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000211686 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000211686 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000211686 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000211686 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000211686 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211686 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000211686 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000211686 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211686 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211686 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	16.00%